Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2023
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

	For the years ended December 31,
	2023	2022	2021
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(1,785,282,844)	(1,885,218,041)	(1,296,992,284)
Fuel consumption	(536,292,557)	(587,063,837)	(374,868,794)
Gas	(519,490,872)	(441,848,645)	(251,009,877)
Oil (*)	(16,801,685)	(45,657,067)	(27,576,693)
Coal (*)	—	(99,558,125)	(96,282,224)
Energy transmission cost	(321,591,798)	(295,519,943)	(151,738,224)
Gas sales costs	(243,391,369)	(519,475,247)	(110,831,219)
Other variable supplies and services	(109,026,891)	(112,246,999)	(76,874,883)
Total raw materials and consumables used	(2,995,585,459)	(3,399,524,067)	(2,011,305,404)

(*) In 2022, this item includes an impairment loss on coal inventory of ThCh$50,136,749 as a consequence of the closure of the Bocamina II plant (ThCh$45,904,847 in 2021). For the same reason, adjustments due to an impairment loss on diesel were also recorded for ThCh$1,076,839 (ThCh$667,298 in 2021). For further information see Note 11 and Note 16.c.iv.